UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04267

Institutional Fiduciary Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Institutional
Fiduciary Trust
June 30, 2021
Money Market Portfolio

Not FDIC Insured May Lose Value No Bank Guarantee
ftinstitutional.com
Annual Report
1
Contents
Annual Report
Institutional Fiduciary Trust Money Market Portfolio 2
Performance Summary 4
Your Fund’s Expenses 5
Financial Highlights and Statement of Investments 6
Financial Statements 8
Notes to Financial Statements 11
Report of Independent Registered
Public Accounting Firm 14
Tax Information 15
Board Members and Officers 16
The Money Market Portfolios 21
Shareholder Information 38

ftinstitutional.com
Annual Report
ANNUAL REPORT
Institutional Fiduciary Trust Money Market Portfolio
This annual report for Money Market Portfolio covers the
year ended June 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of current income as is consistent with the preservation of
shareholders’ capital and liquidity by investing through The
U.S. Government Money Market Portfolio (Master Portfolio)
at least 99.95% of its total assets in government securities, cash and repurchase agreements collateralized fully by
government securities or cash.

The Fund also tries to
maintain a stable $1.00 share price.
An investment in the Fund is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other
government agency or institution. Although the Fund seeks
to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The
Fund’s sponsor has no legal obligation to provide financial
support to the Fund, and you should not expect that the
sponsor will provide financial support to the Fund at any
time.
Performance Overview
The U.S. Federal Reserve (Fed) held its target range for the federal funds rate unchanged at 0.00%-0.25% during the
12-month period. In this environment, the Fund’s seven-
day effective yield increased from 0.00% on June 30, 2020,
to 0.01% on June 30, 2021, as shown in the Performance
Summary on page 4.
Performance data represent past performance, which does
not guarantee future results. Investment return will fluctuate.
Current performance may differ from figures shown. For
most recent month-end performance, go to
ftinstitutional.com or call a Franklin Templeton Institutional
Services representative at (800) 321-8563 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, posted a -0.33%
total return for the 12 months ended June 30, 2021.
2
As the
U.S. economy began to recover from the novel coronavirus
(COVID-19) pandemic, investor appetite for risk increased
and inflation concerns rose. Consequently, lower-rated
bonds posted significantly greater returns than higher-rated bonds, while shorter-term bonds generally outperformed
longer-term bonds, which tend to be more sensitive to
inflation. The inflation rate surged during the period amid
increased demand and supply-chain bottlenecks, with the
price pressures coming largely from the areas particularly
impacted by the shutdown, such as used vehicles, airfares,
semiconductors and building materials.
The U.S. Federal Reserve (Fed) maintained the federal
funds target rate at a range of 0.00%–0.25% and continued
its program of open-ended purchasing of government-
backed and corporate bonds as necessary to provide
liquidity to bond markets. In its June 2021 meeting
statement, the Fed indicated that rising inflation largely
reflected transitory factors and it would monitor incoming
information and adjust its monetary policy stance as needed
to attain its employment and price stability goals.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, posted a -3.22% total return
for the 12-month period.
2
The 10-year U.S. Treasury yield
(which moves inversely to price) was at or near all-time
lows for the first three months of the period. However, yields rose thereafter amid many investors’ increasing inflation
expectations. Mortgage-backed securities (MBS), as
measured by the Bloomberg Barclays MBS Index, posted
a -0.42% total return for the period, as low interest rates
accelerated prepayments from mortgage refinancing.

Portfolio Composition
6/30/21
% of Total
Net Assets
U.S. Government and Agency Securities 76.5%
Repurchase Agreements 23.5%
1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
7
.

Money Market Portfolio

ftinstitutional.com
Annual Report
Fed action was a catalyst for the recovery in the corporate
bond market, which advanced overall but varied significantly based on credit rating. The strengthening economy and
prospect of a return to normal conditions tempered concerns
about credit quality, which benefited lower-rated bonds. In
this environment, high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond
Index, posted a +15.37% total return, outpacing investment-
grade corporate bonds, as represented by the Bloomberg
Barclays U.S. Corporate Bond Index, which nevertheless
posted a +3.30% total return.
2
Investment Strategy
We seek to invest, through the Master Portfolio, at least
99.5% of the Fund’s total assets in U.S. government
securities, cash and repurchase agreements collateralized
fully by government securities or cash. We only buy
securities that we determine present minimal credit risks. We maintain a dollar-weighted average portfolio maturity of 60
calendar days or less and a dollar-weighted average life of
120 calendar days or less, and we only buy securities that
mature in 397 calendar days or less.
Manager’s Discussion
The U.S. Federal Reserve (Fed) held its target range for the federal funds rate unchanged at 0.00%-0.25% during the
12-month period. Money market yields remained pressured
over the period given extremely low short-term interest rates.
We continued to invest the Portfolio’s assets in high-quality, short-term securities.
We appreciate your support, welcome new shareholders and
look forward to serving your investment needs in the years
ahead.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2021
Money Market Portfolio

ftinstitutional.com
Annual Report
Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate.
Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563.
1. The Fund has a voluntary fee waiver that may be modified or discontinued at any time, and without further notice. Fund investment results reflect the fee waiver; without this reduction, the results would have been lower. There is no guarantee the Fund will be able to avoid a negative yield.
2. The seven-day effective yield assumes compounding of daily dividends, if any.
3. The figure is as stated in the Fund’s current prospectus, does not include the voluntary fee waiver, and may differ from the expense ratio disclosed in the Your Fund’s
Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Annualized and effective yields are for the seven-day period ended 6/30/21. The Fund’s average weighted life was 58 days and the Fund’s average weighted maturity was 32 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.
Seven-Day Annualized Yield
1
Symbol
Seven-Day
Effective Yield
1,2
(with fee
waiver)
(without fee
waiver)
(INFXX) 0.01% 0.01% -0.21%
Total Annual Operating Expenses
3
With Fee
Waiver
Without Fee
Waiver
0.35% 0.35%

Your Fund’s Expenses
Money Market Portfolio

ftinstitutional.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio, which includes the net expenses incurred by the Portfolio, for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,000.03 $0.00 $1,024.80 $0.00 0.00%

Institutional Fiduciary Trust
Financial Highlights
Money Market Portfolio
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2021 2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .......................... —
a
0.010 0.019 0.009 0.002
Less distributions from:
Net investment income .......................... (—)
a
(0.010) (0.019) (0.009) (0.002)
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return .................................... —%
b
1.10% 1.90% 0.94% 0.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates
c
..... 0.36% 0.35% 0.35% 0.35% 0.35%
Expenses net of waiver and payments by affiliates
c
...... 0.10% 0.33% 0.35% 0.35% 0.34%
Net investment income ........................... —%
b
1.17% 1.88% 0.95% 0.17%
Supplemental data
Net assets, end of year (000’s) ..................... $8,239,555 $14,571,556 $20,274,082 $20,728,903 $18,970,507
a
Amount rounds to less than $0.001 per share.
b
Rounds to less than 0.01%.
c
The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

Institutional Fiduciary Trust
Statement of Investments, June 30, 2021
Money Market Portfolio
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Money Market Funds 100.0%
a
U.S. Government Money Market Portfolio (The), 0.01% ....................... 8,239,600,347 $ 8,239,600,347
Total Money Market Funds (Cost $8,239,600,347) ................................
8,239,600,347
Other Assets, less Liabilities (0.0)%
†
...........................................
(45,524)
Net Assets 100.0% ...........................................................
$8,239,554,823
†
Rounds to less than 0.1% of net assets.
a
The rate shown is the annualized seven-day effective yield at period end.

Institutional Fiduciary Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

Money Market
Portfolio
Assets:
Investment in affiliated Portfolio, at value and cost .................................................. $8,239,600,347
Receivables:
Affiliates ................................................................................ 138,688
Total assets .......................................................................... 8,239,739,035
Liabilities:
Payables:
Ad ministrative fees ........................................................................ 12,984
Professional fees ......................................................................... 100,864
Distributions to shareholders ................................................................. 16,808
Accrued expenses and other liabilities ........................................................... 53,556
Total liabilities ......................................................................... 184,212
Net assets, at value ................................................................. $8,239,554,823
Net assets consist of:
Paid-in capital ............................................................................. $8,239,554,752
Total distributable earnings (losses) ............................................................. 71
Net assets, at value ................................................................. $8,239,554,823
Shares outstanding ......................................................................... 8,239,556,881
Net asset value per share .................................................................... $1.00

Institutional Fiduciary Trust
Financial Statements
Statement of Operations
June 30, 2021
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

Money Market
Portfolio
Investment income:
Dividends from affiliated Portfolio ............................................................... $660,392
Expenses:
Administrative fee s (Note 3a) .................................................................. 17,968,704
Transfer agent fees (Note 3 b ) .................................................................. 90,083
Reports to shareholders ...................................................................... 8,177
Registration and filing fees .................................................................... 40,210
Professional fees ........................................................................... 144,576
Trustees' fees and expenses .................................................................. 70,985
Other .................................................................................... 23,712
Total expenses ......................................................................... 18,346,447
Expenses waived/paid by affiliates (Note 3c) ................................................... (17,896,722)
Net expenses ......................................................................... 449,725
Net investment income ................................................................ 210,667
Net increase (decrease) in net assets resulting from operations .......................................... $210,667

Institutional Fiduciary Trust
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

Money Market Portfolio
Year Ended
June 30, 2021
Year Ended
June 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $210,667 $186,271,388
Distributions to shareholders .............................................. (281,312) (186,200,672)
Capital share transactions (Note 2 ) .......................................... (6,331,930,913) (5,702,596,010)
Net increase (decrease) in net assets ................................... (6,332,001,558) (5,702,525,294)
Net assets:
Beginning of year ....................................................... 14,571,556,381 20,274,081,675
End of year ........................................................... $8,239,554,823 $14,571,556,381

Institutional Fiduciary Trust

ftinstitutional.com
Annual Report
Notes to Financial Statements
Money Market Portfolio
1. Organization and Significant Accounting Policies
Institutional Fiduciary Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of one fund,
Money Market Portfolio (Fund) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
The Fund invests substantially all of its assets in The U.S.
Government Money Market Portfolio (Portfolio), which is
registered under the 1940 Act as an open-end management
investment company and applies the specialized accounting
and reporting guidance in U.S. GAAP. The accounting
policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the
Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments,
are included elsewhere in this report and should be read in
conjunction with the Fund's financial statements.
Shares of the Fund are offered to other investment
companies and accounts managed by Franklin Advisers Inc.
(Advisers) or its affiliates, and to other institutional investors.
At June 3 0 , 202 1 , Advisers, affiliates of Advisers, investment companies and accounts managed by Advisers or its
affiliates owned 8,239,500,821 shares of the Fund.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund holds Portfolio shares that are valued at the
closing net asset value of the Portfolio. Under compliance
policies and procedures approved by the Fund's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). At June 30,
2021, the Fund owned 69.8% of the Portfolio.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.

Institutional Fiduciary Trust
Notes to Financial Statements

ftinstitutional.com
Annual Report
Money Market Portfolio
(continued)
e. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
c. Waiver and Expense Reimbursements
In efforts to prevent a negative yield, FT Services and Investor Services have voluntarily agreed to waive or limit their fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund.  Effective March 1, 2021, they have voluntarily agreed to further waive or limit their fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund in order to maintain a minimum 1 basis point annualized yield.  These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield or maintain the current 1 basis point yield.
Year Ended
June 30, 2021
Year Ended
June 30, 2020
Amount Amount
Shares sold ................................... $82,609,537,160 $85,589,365,933
Shares issued in reinvestment of distributions .......... 217,644 137,615,589
Shares redeemed ............................... (88,941,685,717) (91,429,577,532)
Net increase (decrease) .......................... $(6,331,930,913) $(5,702,596,010)
Subsidiary Affiliation
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Institutional Fiduciary Trust
Notes to Financial Statements

ftinstitutional.com
Annual Report
Money Market Portfolio
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended June 30, 2021 and 2020, was as follows:
At June 30, 2021, the cost of investments and undistributed ordinary income for income tax purposes were as follows:
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments).
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2021, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
2021 2020
Distributions paid from:
Ordinary income .......................................................... $281,312 $186,200,672
Cost of investments .......................................................................... $8,239,600,347
Distributable earn ings:
Undistributed ordinary income ................................................................... $16,879

Institutional Fiduciary Trust
Report of Independent Registered Public Accounting Firm

ftinstitutional.com
Annual Report
To the Board of Trustees of Institutional Fiduciary Trust and Shareholders of Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Money
Market Portfolio (the "Fund") as of June 30, 2021, the related statement of operations for the year ended June 30, 2021, the statement of changes in net assets for each of the two years in the period ended June 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2021 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2021 and the financial highlights for each of the five years in the period ended June 30,
2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
August 18, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Institutional Fiduciary Trust
Tax Information (unaudited)

ftinstitutional.com
Annual Report
Money Market Portfolio
Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $281,304 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal
Revenue Code for the fiscal year ended June 30, 2021.
Under Section 163(j) of the Internal Revenue Code, the Fund hereby reports $281,315 or, if subsequently determined to be different, the maximum allowable amount, as distributions qualifying as Section 163(j) interest dividends for fiscal year ended June 30, 2021.

Institutional Fiduciary Trust
Board Members and Officers

ftinstitutional.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1985 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Institutional Fiduciary Trust

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Institutional Fiduciary Trust

ftinstitutional.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of the
Board and Trustee
Since 2013 126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Institutional Fiduciary Trust

ftinstitutional.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief
Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co.
or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance officer, LMIS, and officer of 41 of investment companies in
Franklin Templeton.
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Institutional Fiduciary Trust

ftinstitutional.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

The Money Market Portfolios
Financial Highlights
The U.S. Government Money Market Portfolio
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2021 2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .......................... —
a
0.013 0.021 0.011 0.003
Net realized and unrealized gains (losses)
a
........... (—) — — (—) —
Total from investment operations .................... —
a
0.013 0.021 0.011 0.003
Less distributions from:
Net investment income .......................... (—)
a
(0.013) (0.021) (0.011) (0.003)
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return .................................... 0.01% 1.29% 2.10% 1.15% 0.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.15% 0.15% 0.15% 0.15% 0.15%
Expenses net of waiver and payments by affiliates
b
...... 0.09% 0.15% 0.15% 0.15% 0.15%
Net investment income ........................... —%
c
1.33% 2.09% 1.15% 0.35%
Supplemental data
Net assets, end of year (000’s) ..................... $11,811,420 $18,381,976 $23,218,541 $23,700,037 $21,564,546
a
Amount rounds to less than $0.001 per share.
b
Benefit of expense reduction rounds to less than 0.01%.
c
Rounds to less than 0.01%.

The Money Market Portfolios
Statement of Investments, June 30, 2021
The U.S. Government Money Market Portfolio
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 76.5%
a
FFCB ,
FRN, 0.22%, (SOFRRATE + 0.17%), 3/15/22 ............................. $ 66,000,000 $ 66,000,000
FRN, 0.25%, (SOFRRATE + 0.2%), 6/23/22 .............................. 100,000,000 100,000,000
FRN, 0.24%, (SOFRRATE + 0.19%), 7/14/22 ............................. 35,000,000 35,000,000
FRN, 0.195%, (SOFRRATE + 0.145%), 7/28/22 ........................... 9,000,000 9,000,000
FRN, 0.115%, (SOFRRATE + 0.065%), 11/18/22 .......................... 25,000,000 25,000,000
FRN, 0.09%, (SOFRRATE + 0.04%), 3/10/23 ............................. 14,000,000 14,000,000
249,000,000
FHLB ,
b
7/02/21 ......................................................... 41,388,000 41,387,985
b
7/07/21 ......................................................... 50,000,000 49,999,833
b
7/09/21 ......................................................... 137,500,000 137,499,553
b
7/12/21 ......................................................... 52,100,000 52,099,909
b
7/14/21 ......................................................... 262,100,000 262,099,088
b
7/15/21 ......................................................... 50,000,000 49,999,903
b
7/16/21 ......................................................... 234,790,000 234,786,866
b
7/19/21 ......................................................... 150,000,000 149,999,775
b
7/21/21 ......................................................... 170,000,000 169,997,500
b
7/23/21 ......................................................... 151,000,000 150,999,876
b
7/28/21 ......................................................... 50,000,000 49,999,625
b
7/30/21 ......................................................... 70,000,000 69,999,436
b
8/04/21 ......................................................... 150,000,000 149,997,875
b
8/06/21 ......................................................... 132,000,000 131,998,020
b
8/27/21 ......................................................... 200,000,000 199,996,833
b
9/01/21 ......................................................... 100,000,000 99,996,556
b
10/01/21 ........................................................ 40,000,000 39,996,218
b
10/06/21 ........................................................ 50,000,000 49,995,015
a
FRN, 0.055%, (SOFRRATE + 0.005%), 7/26/21 ........................... 45,000,000 45,000,000
a
FRN, 0.2%, (SOFRRATE + 0.15%), 11/15/21 ............................. 40,000,000 40,000,000
a
FRN, 0.085%, (SOFRRATE + 0.035%), 12/10/21 .......................... 50,000,000 50,000,000
a
FRN, 0.105%, (SOFRRATE + 0.055%), 5/13/22 ........................... 50,000,000 50,000,000
a
FRN, 0.11%, (SOFRRATE + 0.06%), 11/18/22 ............................ 50,000,000 50,000,000
2,325,849,866
a
FHLMC ,
FRN, 0.35%, (SOFRRATE + 0.3%), 10/25/21 ............................. 50,000,000 50,000,000
FRN, 0.21%, (SOFRRATE + 0.16%), 4/20/22 ............................. 195,000,000 195,000,000
FRN, 0.24%, (SOFRRATE + 0.19%), 5/11/22 ............................. 100,000,000 100,000,000
345,000,000
a
FNMA ,
FRN, 0.38%, (SOFRRATE + 0.33%), 10/15/21 ............................ 50,000,000 50,000,000
FRN, 0.37%, (SOFRRATE + 0.32%), 10/22/21 ............................ 50,000,000 50,000,000
FRN, 0.41%, (SOFRRATE + 0.36%), 1/20/22 ............................. 50,000,000 50,000,000
FRN, 0.35%, (SOFRRATE + 0.3%), 1/27/22 .............................. 50,000,000 50,000,000
FRN, 0.37%, (SOFRRATE + 0.32%), 4/27/22 ............................. 50,000,000 50,000,000
FRN, 0.28%, (SOFRRATE + 0.23%), 5/06/22 ............................. 50,000,000 50,000,000
300,000,000
b
U.S. Treasury Bills ,
7/01/21 ......................................................... 74,770,000 74,770,000
7/06/21 ......................................................... 206,450,000 206,447,894
7/08/21 ......................................................... 307,940,000 307,939,132
7/13/21 ......................................................... 389,900,000 389,896,017
7/15/21 ......................................................... 381,034,300 381,029,847
7/20/21 ......................................................... 624,090,000 624,084,856
7/22/21 ......................................................... 224,770,000 224,765,583

The Money Market Portfolios
Statement of Investments
The U.S. Government Money Market Portfolio
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

See abbreviations on page 30 .
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
b
U.S. Treasury Bills, (continued)
7/27/21 ......................................................... $ 280,980,000 $ 280,975,627
7/29/21 ......................................................... 129,070,000 129,066,044
8/03/21 ......................................................... 199,950,000 199,947,251
8/10/21 ......................................................... 99,950,000 99,947,779
8/12/21 ......................................................... 50,000,000 49,997,083
8/17/21 ......................................................... 119,330,000 119,326,105
8/19/21 ......................................................... 194,900,000 194,896,021
8/24/21 ......................................................... 94,950,000 94,942,879
8/26/21 ......................................................... 295,000,000 294,993,117
8/31/21 ......................................................... 89,950,000 89,946,190
9/02/21 ......................................................... 182,790,000 182,780,452
9/07/21 ......................................................... 195,000,000 194,990,792
9/09/21 ......................................................... 95,000,000 94,995,382
9/14/21 ......................................................... 136,940,000 136,934,294
9/21/21 ......................................................... 395,460,000 395,447,627
10/14/21 ........................................................ 100,000,000 99,988,333
10/21/21 ........................................................ 64,950,000 64,941,917
10/26/21 ........................................................ 95,000,000 94,984,562
11/04/21 ........................................................ 89,950,000 89,938,981
11/12/21 ........................................................ 99,840,000 99,826,993
11/18/21 ........................................................ 180,690,000 180,668,919
11/26/21 ........................................................ 295,000,000 294,963,617
12/02/21 ........................................................ 118,360,000 118,342,279
5,811,775,573
Total U.S. Government and Agency Securities (Cost $9,031,625,439) ..............
9,031,625,439
c
Repurchase Agreements 23.5%
BNP Paribas Securities Corp., 0.03%, 7/01/21 (Maturity Value $475,000,396)
Collateralized by U.S. Treasury Note, 1.875%, 4/30/22 (valued at $484,962,175) .. 475,000,000 475,000,000
Deutsche Bank Securities, Inc., 0.03%, 7/01/21 (Maturity Value $59,000,049)
Collateralized by U.S. Treasury Note, 2.375%, 1/15/25 (valued at $60,180,141) ... 59,000,000 59,000,000
Federal Reserve Bank of New York, 0.05%, 7/01/21 (Maturity Value $2,050,002,847)
Collateralized by U.S. Treasury Note, 0.125% - 2.375%, 9/30/22 - 5/15/29 (valued at
$2,050,002,937) ................................................... 2,050,000,000 2,050,000,000
Goldman Sachs & Co. LLC, 0.04%, 7/01/21 (Maturity Value $75,000,083)
Collateralized by U.S. Treasury Note, 1.875%, 7/31/22 (valued at $76,559,576) ... 75,000,000 75,000,000
HSBC Securities USA, Inc., 0.05%, 7/01/21 (Maturity Value $115,000,160)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 1/15/48 - 6/20/51
(valued at $117,300,000) ............................................ 115,000,000 115,000,000
Total Repurchase Agreements (Cost $2,774,000,000) ............................
2,774,000,000
Total Short Term Investments (Cost $11,805,625,439 ) ............................
11,805,625,439
a
Total Investments (Cost $11,805,625,439) 100.0% ................................
$11,805,625,439
Other Assets, less Liabilities (0.0)%
†
...........................................
5,794,239
Net Assets 100.0% ...........................................................
$11,811,419,678
†
Rounds to less than 0.1% of net assets.
a
The coupon rate shown represents the rate at period end.
b
The security was issued on a discount basis with no stated coupon rate.
c
See Note 1(b) regarding repurchase agreement.

The Money Market Portfolios
Financial Statements
Statement of Assets and Liabilities
June 30, 2021
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

The U.S.
Government
Money Market
Portfolio
Assets:
Investments in unaffiliated securities, at amortized cost .............................................. $9,031,625,439
Unaffiliated repurchase agreements, at value and cost ............................................... 2,774,000,000
Cash .................................................................................... 5,872,720
Receivables:
Interest ................................................................................. 376,308
Total assets .......................................................................... 11,811,874,467
Liabilities:
Payables:
Management fees ......................................................................... 296,361
Professional fees ......................................................................... 72,660
Distributions to shareholders ................................................................. 1,002
Accrued expenses and other liabilities ........................................................... 84,766
Total liabilities ......................................................................... 454,789
Net assets, at value ................................................................. $11,811,419,678
Net assets consist of:
Paid-in capital ............................................................................. $11,811,420,111
Total distributable earnings (losses) ............................................................. (433)
Net assets, at value ................................................................. $11,811,419,678
Shares outstanding ......................................................................... 11,811,421,711
Net asset value per share .................................................................... $1.00

The Money Market Portfolios
Financial Statements
Statement of Operations
for the year ended June 30, 2021
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

The U.S.
Government
Money Market
Portfolio
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $12,532,487
Expenses:
Management fees (Note 3 a ) ................................................................... 19,167,364
Custodian fees (Note 4 ) ...................................................................... 35,994
Reports to shareholders ...................................................................... 6,697
Registration and filing fees .................................................................... 402
Professional fees ........................................................................... 121,021
Other .................................................................................... 234,798
Total expenses ......................................................................... 19,566,276
Expense reductions (Note 4 ) ............................................................... (46,625)
Expenses waived/paid by affiliates (Note 3 and 3c) ............................................... (7,601,402)
Net expenses ......................................................................... 11,918,249
Net investment income ................................................................ 614,238
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (433)
Net increase (decrease) in net assets resulting from operations .......................................... $613,805

The Money Market Portfolios
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

The U.S. Government Money Market Portfolio
Year Ended
June 30, 2021
Year Ended
June 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $614,238 $255,196,429
Net realized gain (loss) ................................................. (433) 101,900
Net increase (decrease) in net assets resulting from operations ................ 613,805 255,298,329
Distributions to shareholders .............................................. (710,769) (255,196,429)
Capital share transactions (Note 2 ) .......................................... (6,570,459,167) (4,836,667,251)
Net increase (decrease) in net assets ................................... (6,570,556,131) (4,836,565,351)
Net assets:
Beginning of year ....................................................... 18,381,975,809 23,218,541,160
End of year ........................................................... $11,811,419,678 $18,381,975,809

The Money Market Portfolios

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Annual Report
Notes to Financial Statements
The U.S. Government Money Market Portfolio
1. Organization and Significant Accounting Policies
The Money Market Portfolios (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
portfolio The U.S. Government Money Market Portfolio
(Portfolio) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The shares of the Portfolio
are issued in private placements and are exempt from
registration under the Securities Act of 1933.
The following summarizes the Portfolio's significant
accounting policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Portfolio's Board of Trustees
(the Board), Franklin Templeton Services, LLC, an affiliate
of the investment manager, has responsibility for oversight
of valuation, including leading the cross-functional Valuation
Committee (VC).
b. Repurchase Agreements
The Portfolio enters into repurchase agreements, which
are accounted for as a loan by the Portfolio to the seller,
collateralized by securities which are delivered to the
Portfolio's custodian. The fair value, including accrued
interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer)
or 100% (if the counterparty is the Federal Reserve Bank
of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the
non-defaulting party to net and close-out all transactions,
if any, traded under such agreements. The Portfolio may
sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed
by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase
price owed by the seller. All repurchase agreements held by
the Portfolio at year end, as indicated in the Statement of
Investments, had been entered into on June 30, 2021.
c. Income Taxes
It is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Portfolio may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the
Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions
for any open tax years (or expected to be taken in future
tax years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Portfolio invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

The Money Market Portfolios
Notes to Financial Statements

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Annual Report
The U.S. Government Money Market Portfolio
(continued)
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S Government Money Fund,
Institutional Fiduciary Trust, and of the following subsidiaries:
a. Management Fees
The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the
Portfolio.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the
Portfolio for the services.
c. Waiver and Expense Reimbursements
In efforts to prevent a negative yield, Advisers and Investor Services have voluntarily agreed to waive or limit their fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. Effective March 1, 2021, they have voluntarily agreed to further waive or limit their fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund in order
Year Ended
June 30, 2021
Year Ended
June 30, 2020
Shares sold ................................... $33,535,340,757 $37,539,422,141
Shares issued in reinvestment of distributions .......... 728,867 255,164,095
Shares redeemed ............................... (40,106,528,791) (42,631,253,487)
Net increase (decrease) .......................... $(6,570,459,167) $(4,836,667,251)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

The Money Market Portfolios
Notes to Financial Statements

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Annual Report
The U.S. Government Money Market Portfolio
(continued)
to maintain a minimum 1 basis point annualized yield. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield or maintain the current 1 basis point yield.
d. Interfund Transactions
The Portfolio engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended June 30, 2021, these purchase and sale transactions aggregated $104.999.971 and $0 , respectively.
e. Other Affiliated Transactions
At June 30, 2021, the shares of the Portfolio were owned by the following investment companies:
4. Expense Offset Arrangement
The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the year ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2021, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended June 30, 2021 and 2020, was as follows:
At June 30, 2021, the cost of investments and undistributed ordinary income for income tax purposes were as follows:
Shares
Percentage of
Outstanding Shares
Institutional Fiduciary Trust — Money Market Portfolio ............................ 8,239,600,347 69.8%
Franklin U.S. Government Money Fund ...................................... 3,571,821,364 30.2%
11,811,421,711 100.0%
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $433
2021 2020
Distributions paid from:
Ordinary income .......................................................... $710,769 $255,196,429
Cost of investments .......................................................................... $11,805,625,439
Distributable earnings:
Undistributed ordinary income ................................................................... $1,000
3. Transactions with Affiliates
(continued)
c. Waiver and Expense Reimbursements
(continued)

The Money Market Portfolios
Notes to Financial Statements

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Annual Report
The U.S. Government Money Market Portfolio
(continued)
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
7. Fair Value Measurements
The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At June 30, 2021, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
8. Subsequent Events
The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate

The Money Market Portfolios
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of The Money Market Portfolios and Shareholders of The U.S. Government Money Market Portfolio.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of The U.S.
Government Money Market Portfolio (the "Fund") as of June 30, 2021, the related statement of operations for the year ended
June 30, 2021, the statement of changes in net assets for each of the two years in the period ended June 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2021 and the financial highlights for each of the five years in the period ended June 30, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
August 18, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

The Money Market Portfolios
Tax Information (unaudited)

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Annual Report
The U.S. Government Money Market Portfolio
Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $613,246 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal
Revenue Code for the fiscal year ended June 30, 2021.
Under Section 163(j) of the Internal Revenue Code, the Fund hereby reports $612,992 or, if subsequently determined to be different, the maximum allowable amount, as distributions qualifying as Section 163(j) interest dividends for the fiscal year ended June 30, 2021.

The Money Market Portfolios
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

The Money Market Portfolios

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

The Money Market Portfolios

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of the
Board and Trustee
Since 2013 126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

The Money Market Portfolios

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief
Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co.
or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance officer, LMIS, and officer of 41 of investment companies in
Franklin Templeton.
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

The Money Market Portfolios

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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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Board Approval of Investment
Management Agreements
INSTITUTIONAL FIDUCIARY TRUST
Money Market Portfolio
(Fund)
Money Market Portfolio (Feeder Fund) is a feeder fund that
invests all of its assets in The U.S. Government Money
Market Portfolio (Master Portfolio). The Feeder Fund
does not have an investment manager or an investment
management agreement, unlike the Master Portfolio. The
Board of Trustees (individually or collectively the Board)
of each of the Feeder Fund and the Master Portfolio is
comprised of the same individuals. At a meeting held on
February 23, 2021 (Meeting), the Board, including a majority of the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance
of the investment management agreement between
Franklin Advisers, Inc. (Manager) and the Master Portfolio
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement. References herein to “the Fund” refer to the
Feeder Fund and/or Master Portfolio as the context requires.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity in the current work-from-home environment.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund

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offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all institutional US government money market funds.
The Board noted that the Fund’s annualized total return for
the one-, three-, five- and 10-year periods was slightly below
(0.05% or less) the median of its Performance Universe. In
discussing such performance, management explained that
the Fund is a “government money market fund” as defined
in Rule 2a-7 and is therefore managed in a conservative
manner with at least 99.5% of its total assets invested in
Government securities, cash and repurchase agreements
collateralized fully by Government securities and/or cash,
which minimizes liquidity risk. The Board discussed the
Fund’s performance with management and management
explained that the Fund had a shorter weighted maturity
as compared to the Performance Universe, noting that
funds with shorter weighted maturities tend to underperform
funds with longer weighted maturities in low interest rate
environments. The Board noted management’s steps to
address the underperformance of the Fund, including
management’s commitment to continue to invest in what it
believes are high-quality, liquid securities and management’s decision to invest in longer-dated floating rate securities
in accordance with the maturity shortening provisions of
Rule 2a-7. Management also pointed out that this Fund is
not actively marketed and largely serves as an alternative
and temporary investment vehicle (i.e., sweep money fund
vehicle) where institutional investors and other proprietary funds within the FT family of funds may invest their
uninvested cash balances daily. The Board concluded that
the Fund’s Management Agreement should be continued
for an additional one-year period, and management’s efforts
should continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Advisor
Class, Institutional Class, Select Class, Service Class,
Shares Class, Class F, Class F3 and Class Y shares for
other funds in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for Fund included the Fund and 10
other institutional U.S. government money market funds.
The Board noted that the Management Rate and actual
total expense ratio for the Fund were above the medians
of its Expense Group and that the Management Rate was
the highest of its Expense Group. The Board also noted

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that the Fund is only available to institutional investors and the Management Rate is paid by the Master Portfolio. It
was further noted that the Fund is used as the vehicle for
other FT funds to invest their overnight cash balances and
that due to the investment management fee waivers in
place for the investing funds, the effective actual expenses associated with an investment in the Fund are lower. Lastly, the Board considered that during the year management had
implemented a voluntary fee waiver to prevent a negative
yield. In light of these actions, the Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded that
it was unlikely that the Manager and its affiliates realized economies of scale in furnishing advisory services to the
Fund in view of the transitory nature of its investment role within the FT family of funds, the services provided to the
Fund’s shareholders and management’s subsidization of
expenses (when needed).
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL
33301, Attention: Proxy Group. Copies of the Fund’s proxy

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voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

The Money Market Portfolios
Shareholder Information

ftinstitutional.com
Annual Report
Board Approval of Investment
Management Agreements
THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO
(Master Portfolio)
The Master Portfolio is only registered under the Investment
Company Act of 1940 (1940 Act). Accordingly, the Master
Portfolio does not offer its shares to the public. Shares
of the Master Portfolio are sold only to other investment
companies, which include the Franklin U.S. Government
Money Fund and Money Market Portfolio (each a Feeder
Fund). Each Feeder Fund invests all of its assets in
the Master Portfolio. None of the Feeder Funds have
an investment manager or an investment management
agreement, unlike the Master Portfolio. The Board of
Trustees (collectively or individually the Board) of each
Feeder Fund and Master Portfolio is comprised of the
same individuals. At a meeting held on February 23, 2021
(Meeting), the Board, including a majority of the trustees
who are not “interested persons” as defined in the 1940
Act (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Master
Portfolio (Management Agreement) for an additional one-
year period. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of the
Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited
to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each
Feeder Fund; (iii) the costs of the services provided and
profits realized by the Manager and its affiliates from the
relationship with the Master Portfolio; (iv) the extent to which economies of scale are realized as the Master Portfolio
grows; and (v) whether fee levels reflect these economies of scale for the benefit of Master Portfolio shareholders.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the Master Portfolio and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Master Portfolio and its shareholders. This information
included, among other things, the qualifications, background and experience of the senior management and investment
personnel of the Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-party
service providers; investment performance reports and
related financial information for the Master Portfolio; reports on expenses; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment.
The Board also reviewed and considered the benefits
provided to Master Portfolio shareholders of investing in
a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin
Resources, Inc. (FRI), the Manager’s parent, and its
commitment to the mutual fund business as evidenced by its
reassessment of the fund offerings in response to the market environment and project initiatives and capital investments
relating to the services provided to the Master Portfolio
by the FT organization. The Board specifically noted FT’s
commitment to enhancing services and controlling costs, as

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Shareholder Information

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reflected in its outsourcing of certain administrative functions, and growth opportunities, as evidenced by its recent
acquisition of the Legg Mason companies. The Board also
noted FT’s attention focused on expanding the distribution
opportunities for all funds in the FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Master
Portfolio and its shareholders.
Fund Performance
Broadridge Financial Solutions, Inc. (Broadridge), an
independent provider of investment company data, does not
collect performance data for the Master Portfolio. However,
the Board did review and consider the performance results
of each Feeder Fund over various time periods ended
November 30, 2020, which are summarized in the separate
disclosure prepared for each Feeder Fund.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Master Portfolio’s actual total expense ratio and its
various components, including, as applicable, management
fees; transfer agent expenses; and other non-management
fees. The Board considered the actual total expense ratio
and, separately, the contractual management fee rate,
without the effect of fee waivers, if any (Management
Rate) of the Master Portfolio in comparison to the median
expense ratio and median Management Rate, respectively,
of other mutual funds deemed comparable to and with a
similar expense structure to the Master Portfolio selected
by Broadridge (Expense Group). Broadridge fee and
expense data is based upon information taken from each
fund’s most recent annual report, which reflects historical
asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that
expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges, and the actual total expense ratio,
for comparative consistency, was shown for Class A, Class
AB, Class P, Investor Class, DWS Government & Agency
Money Fund Class and Premium Class shares for other
funds in the Expense Group with multiple classes of shares.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Master Portfolio included the
Master Portfolio and 10 other U.S. government money
market funds. The Board noted that the Management Rate
and actual total expense ratio for the Master Portfolio were below the medians of its Expense Group. The Board also
noted that the other funds in the Expense Group were not
master portfolios in a master-feeder structure like the Master
Portfolio and, accordingly, considered the Management Rate
and actual total expense ratio information provided for each of the Feeder Funds to be a more relevant comparison. The
Board concluded that the Management Rate charged to the
Master Portfolio is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Master Portfolio. In
this respect, the Board considered the Master Portfolio
profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well
as its profits in providing investment management and
other services to each of the individual funds during the
12-month period ended September 30, 2020, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in
the Master Portfolio’s profitability report presentations
from prior years. The Board further noted management’s
representation that the profitability analysis excluded
the impact of the recent acquisition of the Legg Mason
companies and that management expects to incorporate
the legacy Legg Mason companies into the profitability
analysis beginning next year. The Board also noted that
PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Master Portfolio’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its
affiliates may not be fully reflected in the expenses allocated to the Master Portfolio in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Manager but, over the long run is expected to result

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Shareholder Information

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Annual Report
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Master Portfolio, as well as the need to implement
systems and meet additional regulatory and compliance
requirements resulting from recent US Securities and
Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services
to the Master Portfolio was not excessive in view of the
nature, extent and quality of services provided to the Master
Portfolio.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any,
as the Master Portfolio grows larger and whether the
Master Portfolio’s management fee structure reflects any
economies of scale for the benefit of shareholders. The
Board considered the Manager’s view that any analyses of
potential economies of scale in managing a particular fund
are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of
funds as a whole. The Board concluded that it was unlikely
that the Manager and its affiliates realized economies of
scale in furnishing advisory services to the Master Portfolio in view of the transitory nature of its investment role within the FT family of funds, the services provided to the Master
Portfolio’s shareholders and management’s subsidization of
expenses.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.

140 A 08/21
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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)
The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $68,101 for the fiscal year ended June 30, 2021 and $81,484 for the fiscal year ended June 30, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2021 and $7,043 for the fiscal year ended June 30, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $17,000 for the fiscal year ended June 30, 2021 and $137,944 for the fiscal year ended June 30, 2020. The services for which these fees were paid included valuation services related to a fair value engagement and benchmarking services in connection with the ICI TA survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $17,000 for the fiscal year ended June 30, 2021 and $144,987 for the fiscal year ended June 30, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments.   N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls
.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Robert G. Kubilis
, Chief Financial Officer and Chief Accounting Officer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Robert G. Kubilis
, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By S\Matthew T. Hinkle__________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle____________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

By S\Robert G. Kubilis_______________________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date August 25, 2021